Note 12 - Earnings Per Share	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
1
2
– Earnings per Share

Basic and diluted earnings per share for the years ended
September 30, 2018,
2017
and
2016
are:

	2018	2017	2016
Net income (loss) attributable to common shareholders	$(7,319,856)	$(98,116)	$294,163
Basic weighted average shares	10,272,749	10,201,825	10,141,234
Effect of dilutive securities:
Stock options	–	–	4,062
Diluted weighted average shares	10,272,749	10,201,825	10,145,296

Earnings (loss) per common share:
Basic	$(0.71)	$(0.01)	$0.03
Diluted	$(0.71)	$(0.01)	$0.03

The table below includes information related to stock options that were outstanding at the end of each respective year but have been excluded from the computation of weighted-average stock options for dilutive securities due to the option exercise price exceeding the average market price per share of our common stock for the fiscal year, as their effect would be anti-dilutive.

	2018	2017	2016
Stock options excluded	290,000	700,000	520,000
Weighted average exercise price of stock options	$2.40	$2.54	$2.83
Average market price of common stock	$1.39	$1.70	$1.90